Consolidated Statements of Income and Comprehensive (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of Comprehensive Income [Abstract]
Earnings per ordinary share - basic and diluted (in Dollars per share)	$ 0.10	$ 0.21	$ 0.18
Weighted average shares - basic and diluted (in Shares)	32,678,625	26,887,006	26,727,540